CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 4,757	$ (8,512)	$ 3,709
Other comprehensive (loss)/income to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations, net of tax of $0	(9,506)	(15,028)	5,211
Exchange differences, total	(9,506)	(15,028)	5,211
Other comprehensive (loss)/income not to be reclassified to profit or loss in subsequent periods:
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(1,352)	734	(1,789)
Income tax effect	270	(147)	358
Changes in fair value of financial assets at fair value through other comprehensive income	(1,082)	587	(1,431)
Re-measuring income on defined benefit plans	732	559	199
Income tax effect	(147)	(112)	(40)
Defined benefit pension plan, net of tax	585	447	159
Other comprehensive (loss)/income for the year, net of tax	(10,003)	(13,994)	3,939
Total comprehensive (loss)/income for the year, net of tax	(5,246)	(22,506)	7,648
Attributable to:
Equity holders of the parent	(3,827)	(10,193)	4,006
Non-controlling interests	(1,419)	(12,313)	3,642
Total comprehensive (loss)/income for the year, net of tax	$ (5,246)	$ (22,506)	$ 7,648